Document And Entity Information	Oct. 25, 2022
Document Information [Line Items]
Entity, Registrant Name	NOVABAY PHARMACEUTICALS, INC.
Document, Type	S-1
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	68-0454536
Entity, Address, Address Line One	2000 Powell Street, Suite 1150
Entity, Address, City or Town	Emeryville
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	899-8800
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001389545